Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Entity Central Index Key	0001859795
Document Period End Date	Jun. 30, 2026
Entity Registrant Name	NOVONIX LIMITED
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity File Number	001-41208
Entity Address, Address Line One	Level 38
Entity Address, Address Line Two	71 Eagle Street
Entity Address, City or Town	Brisbane
Entity Address, Country	AU
Entity Address, Postal Zip Code	QLD 4000